Income Taxes (Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Assets:
Net operating loss carryforwards	¥ 72,994	¥ 91,899
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,883	20,170
Investment in securities	15,306	11,128
Policy liabilities and policy account balances	763	18,273
Accrued expenses	25,537	30,352
Investment in operating leases	16,814	18,470
Property under facility operations	10,211	10,098
Installment loans	8,640	6,487
Other	49,393	50,961
Deferred Tax Assets, Gross, Total	212,541	257,838
Less: valuation allowance	(43,220)	(50,515)
Deferred Tax Assets, Net of Valuation Allowance, Total	169,321	207,323
Liabilities:
Investment in direct financing leases	10,471	6,342
Investment in operating leases	90,074	89,411
Unrealized gains (losses) on investment in securities	20,734	26,361
Deferred insurance policy acquisition costs	35,894	28,494
Policy liabilities and policy account balances	41,995	53,871
Property under facility operations	9,256	2,221
Other intangible assets	103,503	122,996
Undistributed earnings	97,156	68,269
Prepaid benefit cost	9,037	15,205
Other	39,265	55,773
Deferred Tax Liabilities, Net, Total	457,385	468,943
Net deferred tax liability	¥ 288,064	¥ 261,620